UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           2/10/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              35
                                                  -----------------------

Form 13F Information Table Value Total:            254034  (x1000)
                                                  -----------------------


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101       68           833 SH       Sole                   833.00
Abbott Laboratories            COM              002824100      201          3583 SH       Sole                  3583.00
Avis Budget Group Inc          COM              053774105      161         15000 SH       Sole                 15000.00
Bank Of America Corp Com       COM              060505104       22          3886 SH       Sole                  3886.00
Berkshire Hathaway Inc DEL Cl  CLA              084670108      574             5 SH       Sole                     5.00
Berkshire Hathaway Inc DEL Cl  CLB              084670702       69           900 SH       Sole                   900.00
Black Hills Corp Com           COM              092113109      242          7200 SH       Sole                  7200.00
Brown-Forman Corp Cl A         CLA              115637100   162772       2053375 SH       Sole               2053375.00
Brown-Forman Corp Cl B         CLB              115637209       40           502 SH       Sole                	 502.00
Capitalsource Inc Com          COM              14055x102      161         24000 SH       Sole                 24000.00
Chevron Texaco Corp Com        COM              166764100      157          1476 SH       Sole                  1476.00
Cisco Sys Inc                  COM              17275r102      165          9148 SH       Sole                  9148.00
Citigroup Inc                  COM NEW          172967424       62          2358 SH       Sole                  2358.00
Easylink Services Intl Corp Cl CLA              277858106      119         30000 SH       Sole                 30000.00
Express Scripts Inc Com        COM              302182100      369          8266 SH       Sole                  8266.00
Exxon Mobil Corp               COM              30231g102      306          3615 SH       Sole                  3615.00
General Electric Co            COM              369604103      246         13736 SH       Sole                 13736.00
Global X Lithium ETF           GLB X LITHIUM    37950e762     3313        231200 SH       Sole                231200.00
Goldman Sachs Group Inc        COM              38141g104    13565        150000 SH       Sole                150000.00
Hertz Global Holdings Inc      COM              42805t105      117         10000 SH       Sole                 10000.00
Home Depot Inc                 COM              437076102      272          6468 SH       Sole                  6468.00
Intl Business Machines Corp    COM              459200101      282          1531 SH       Sole                  1531.00
Johnson & Johnson              COM              478160104      412          6276 SH       Sole                  6276.00
Ladenburg Thalman Fin Svcs I C COM              50575q102      124         50000 SH       Sole                 50000.00
Microsoft Corp                 COM              594918104        6           246 SH       Sole                   246.00
Pepsico Inc                    COM              713448108      685         10328 SH       Sole                 10328.00
Procter & Gamble Co            COM              742718109      435          6526 SH       Sole                  6526.00
Spdr Index Shs Fds Euro Stoxx  EURO STOXX 50    78463x202      664         22500 SH       Sole                 22500.00
Spdr Tr Unit Ser 1             TR UNIT          78462F103    62192        495551 SH       Sole                495551.00
Unisys Corp Com                COM NEW          909214306      364         18493 SH       Sole                 18493.00
United Technologies Corp Com   COM              913017109      328          4488 SH       Sole                  4488.00
Wells Fargo & Co New           COM              949746101      186          6736 SH       Sole                  6736.00
Wisdomtree Trust Dryfs Curr Et DRYFS CURR ETF   97717w133     4236        215000 SH       Sole                215000.00
iShares MSCI EAFE Index        MSCI EAFE INDEX  464287465      343          6933 SH       Sole                  6933.00
iShares MSCI Emerging Mkt      MSCI EMERG MKT   464287234      776         20441 SH       Sole                 20441.00